INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Schedule of operating results before income tax and the provision for income taxes by tax jurisdictions

	Years ended December 31,
	2020	2021	2022
(Income) loss before income taxes:
PRC	(19,765)	287,250	144,885
Other jurisdictions	568,201	661,502	844,998
Total loss before income taxes	548,436	948,752	989,883

Current tax expenses:
PRC	210,503	290,924	375,388
Other jurisdictions	14	—	—
Total current tax expenses	210,517	290,924	375,388

Deferred tax benefits:
PRC	(89,739)	(48,463)	(99,153)
Other jurisdictions	—	—	—
Total deferred tax benefits	(89,739)	(48,463)	(99,153)

Total income taxes expenses	120,778	242,461	276,235

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	Years ended December 31,
	2020	2021	2022

PRC enterprise income tax rate	25.0%	25.0%	25.0%
Non-PRC resident enterprises not subject to income tax	(27.6)%	0.0%	(1.4)%
Tax differential for entities in non-PRC jurisdiction	(1.3)%	(0.2)%	(1.0)%
Preferential tax rate	(0.3)%	0.6%	0.7%
Tax effect of current year permanent differences	1.0%	(5.4)%	(3.7)%
Expiration of unused net operating losses	(1.3)%	(1.5)%	(1.6)%
Non-taxable income and non-deductible expenses	0.0%	(14.4)%	(14.1)%
Gain from purchase price adjustment	2.5%	0.2%	5.2%
Change in valuation allowance	(21.3)%	(31.0)%	(34.0)%
Return to provision adjustment	1.3%	1.1%	(3.0)%
	(22.0)%	(25.6)%	(27.9)%

Schedule of components of deferred tax assets and liabilities

	As of December 31,
	2021	2022
Deferred tax assets:
Allowance for accounts receivable	2,858	4,209
Government subsidy	5,561	7,685
Accrued expenses	47,068	54,223
Asset retirement obligation	24,167	27,696
Operating lease liabilities	467,734	411,972
Finance lease and other financing obligations	1,636,506	1,587,137
Net operating losses carry forwards	713,135	993,062
Other non-current assets	41,853	40,644
Other non-current liabilities	26,621	19,101
Total gross deferred tax assets	2,965,503	3,145,729
Valuation allowance on deferred tax assets	(775,528)	(1,131,256)
Deferred tax assets, net of valuation allowance	2,189,975	2,014,473

Deferred tax liabilities:
Property and equipment	(1,687,122)	(1,811,897)
Intangible assets	(319,037)	(260,519)
Prepaid land use rights	(1,532)	(1,491)
Operating lease right-of-use assets	(711,444)	(1,101,324)
Other current assets	(18,622)	(20,619)
Total deferred tax liabilities	(2,737,757)	(3,195,850)

Net deferred tax liabilities	(547,782)	(1,181,377)

Analysis as:
Deferred tax assets	186,496	228,999
Deferred tax liabilities	(734,278)	(1,410,376)
Net deferred tax liabilities	(547,782)	(1,181,377)

Schedule of movement of the valuation allowance for the deferred tax assets

	Years ended December 31,
	2020	2021	2022

Balance at the beginning of the year	205,976	328,821	775,528
Increase during the year	122,845	446,707	355,728
Balance at the end of the year	328,821	775,528	1,131,256